Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 29,560,270	$ 27,839,703
Net operating loss carryforwards - foreign	139,675	120,451
Excess of tax basis over book value of property and equipment	10,646	13,933
Excess of tax basis over book value of intangible assets	335,898	447,626
Stock-based compensation	2,230,751	2,038,638
Accrued employee compensation	0	24,030
Captialized equity costs	75,471	75,471
Inventory reserve	27,402	28,777
Gross deferred tax assets	32,380,113	30,588,629
Valuation allowance	(32,380,113)	(30,588,629)
Net deferred tax assets	$ 0	$ 0